Basis of Presentation	9 Months Ended
Sep. 30, 2012
Organization, Consolidation and Presentation Of Financial Statements [Abstract]
Basis of Accounting [Text Block]

1. Basis of Presentation

The accompanying unaudited condensed consolidated financial statements include the accounts of Northwest Biotherapeutics, Inc. and its subsidiaries, NW Bio Europe S.A.R.L. and NW Bio GmBh (collectively, the “Company”, “we”, “us”, and “our”). All material intercompany balances and transactions have been eliminated. The accompanying unaudited condensed consolidated financial statements should be read in conjunction with the financial statements included in our Annual Report on Form 10-K for the year ended December 31, 2011. The year-end condensed balance sheet data was derived from audited financial statements, but does not include all disclosures required by accounting principles generally accepted in the United States of America (“GAAP”). All normal recurring adjustments which are necessary for the fair presentation of the results for the interim periods are reflected herein. Operating results for the three month and nine month periods ended September 30, 2012 and 2011 are not necessarily indicative of results to be expected for a full year.

Effective September 25, 2012, all shares of the Company’s common stock issued and outstanding were combined and reclassified on a one-for-sixteen basis. The effect of this reverse stock split has been retroactively applied to all periods presented.

The Company has experienced recurring losses from operations. Net cash outflows from operations were $6.1 million for the three months ended September 30, 2012, and $14.5 million for the nine months ended September 30, 2012.

The independent registered public accounting firm’s report on the financial statements for the fiscal year ended December 31, 2011 states that because of recurring operating losses, net operating cash flow deficits, and a deficit accumulated during the development stage, there is substantial doubt about the Company’s ability to continue as a going concern. A “going concern” opinion indicates that the financial statements have been prepared assuming the Company will continue as a going concern and do not include any adjustments to reflect the possible future effects on the recoverability and classification of assets or the amounts and classification of liabilities that may result from the outcome of this uncertainty.